CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Accounts receivable, net of allowance	¥ 46,616	¥ 28,772
Amount due to related parties	9,324	10,616
Insurance premium payables	684,800	537,344
Accrued expenses and other current liabilities	1,140,448	704,035
Current lease liabilities	10,888	34,573
Non-current lease liabilities	12,640	10,971
Deferred tax liabilities	¥ 43,798	¥ 84,185
Common Stock, Shares Authorized	10,000,000,000	10,000,000,000
Common Stock, Shares, Issued	3,608,834,920
Common stock, shares outstanding	3,608,834,920
Class A ordinary shares
Common Stock, Shares Authorized	8,900,000,000	8,900,000,000
Common Stock, Shares, Issued	3,282,256,521	3,282,256,521
Common stock, shares outstanding	2,806,929,941	2,822,868,761
Class B ordinary shares
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	801,904,979	801,904,979
Common stock, shares outstanding	801,904,979	801,904,979
VIE
Accounts receivable, net of allowance	¥ 26,875	¥ 28,404
Insurance premium payables | ¥	684,800	537,344
Accrued expenses and other current liabilities | ¥	729,682	534,932
Current lease liabilities | ¥	8,751	13,232
Non-current lease liabilities | ¥	12,053	6,247
Deferred tax liabilities | ¥	43,374	83,760
VIE | Related Party
Amount due to related parties | ¥	¥ 1	¥ 253